Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 91.4%
Aerospace & Defense — 1.8%
Barnes Group, Inc.	18,446	$745,403
Kratos Defense & Security Solutions, Inc.*	44,507	1,037,013
Moog, Inc., Class A	4,916	993,130
		2,775,546
Apparel — 0.7%
Crocs, Inc.*	7,129	1,032,351
Auto Manufacturers — 0.4%
REV Group, Inc.	19,970	560,358
Auto Parts & Equipment — 0.5%
Phinia, Inc.	17,157	789,737
Banks — 16.9%
Amerant Bancorp, Inc.	28,103	600,561
Ameris Bancorp	34,894	2,177,037
Atlantic Union Bankshares Corp.	33,661	1,268,010
Banner Corp.	21,743	1,295,013
Community Financial System, Inc.	16,327	948,109
ConnectOne Bancorp, Inc.	34,644	867,832
CVB Financial Corp.	44,708	796,696
Eastern Bankshares, Inc.	91,085	1,492,883
FB Financial Corp.	23,635	1,109,190
First Financial Bankshares, Inc.	21,213	785,093
First Merchants Corp.	29,748	1,106,626
Glacier Bancorp, Inc.	27,165	1,241,440
Home BancShares, Inc.	72,222	1,956,494
MidWestOne Financial Group, Inc.	18,321	522,698
NBT Bancorp, Inc.	13,369	591,311
Origin Bancorp, Inc.	29,060	934,570
Pinnacle Financial Partners, Inc.	14,373	1,408,123
Renasant Corp.	42,099	1,368,217
SouthState Corp.	18,548	1,802,495
Stock Yards Bancorp, Inc.	10,905	676,001
TriCo Bancshares	24,344	1,038,272
Valley National Bancorp	136,727	1,238,747
Walker & Dunlop, Inc.	7,994	908,038
		26,133,456
Beverages — 0.8%
Primo Water Corp.	50,821	1,283,230
Biotechnology — 3.9%
Celldex Therapeutics, Inc.*	4,496	152,819
CG oncology, Inc.*	6,572	247,962
Crinetics Pharmaceuticals, Inc.*	4,365	223,051
Cytokinetics, Inc.*	14,037	741,154
Intellia Therapeutics, Inc.*	11,492	236,161
Intra-Cellular Therapies, Inc.*	3,923	287,046
Maravai LifeSciences Holdings, Inc., Class A*	51,112	424,741
Myriad Genetics, Inc.*	19,302	528,682
NeoGenomics, Inc.*	73,456	1,083,476
REVOLUTION Medicines, Inc.*	10,016	454,226
Syndax Pharmaceuticals, Inc.*	11,818	227,496
	Number of Shares	Value†

Biotechnology — (continued)
Ultragenyx Pharmaceutical, Inc.*	5,039	$279,916
Veracyte, Inc.*	27,144	923,982
Xenon Pharmaceuticals, Inc.*	5,750	226,377
		6,037,089
Building Materials — 2.1%
Boise Cascade Co.	5,524	778,774
Masterbrand, Inc.*	57,060	1,057,892
SPX Technologies, Inc.*	3,024	482,207
Summit Materials, Inc., Class A*	23,740	926,572
		3,245,445
Chemicals — 3.3%
Arcadium Lithium PLC*	125,016	356,296
Ashland, Inc.	6,288	546,867
Avient Corp.	18,426	927,196
Ecovyst, Inc.*	39,361	269,623
Element Solutions, Inc.	23,487	637,907
H.B. Fuller Co.	10,318	819,043
Minerals Technologies, Inc.	5,118	395,263
Rogers Corp.*	4,989	563,807
Tronox Holdings PLC	40,314	589,794
		5,105,796
Coal — 1.1%
Arch Resources, Inc.	3,974	549,048
Peabody Energy Corp.	23,669	628,175
Warrior Met Coal, Inc.	7,452	476,183
		1,653,406
Commercial Services — 1.3%
AMN Healthcare Services, Inc.*	7,145	302,877
BrightView Holdings, Inc.*	43,545	685,398
ICF International, Inc.	549	91,568
Valvoline, Inc.*	22,298	933,171
		2,013,014
Computers — 2.2%
ASGN, Inc.*	19,628	1,829,918
Tenable Holdings, Inc.*	14,067	569,995
V2X, Inc.*	18,703	1,044,750
		3,444,663
Distribution & Wholesale — 0.4%
MRC Global, Inc.*	44,445	566,229
Diversified Financial Services — 5.6%
Encore Capital Group, Inc.*	27,412	1,295,765
Marex Group PLC	23,548	556,204
Mr. Cooper Group, Inc.*	13,351	1,230,695
PennyMac Financial Services, Inc.	15,098	1,720,719
Perella Weinberg Partners	68,454	1,321,847
Piper Sandler Cos.	4,548	1,290,768
Stifel Financial Corp.	13,521	1,269,622
		8,685,620
Electric — 3.3%
IDACORP, Inc.	7,347	757,402

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electric — (continued)
MGE Energy, Inc.	5,642	$515,961
Ormat Technologies, Inc.	14,102	1,085,008
Portland General Electric Co.	21,408	1,025,443
TXNM Energy, Inc.	38,512	1,685,670
		5,069,484
Electronics — 4.2%
Advanced Energy Industries, Inc.	7,273	765,411
ESCO Technologies, Inc.	16,955	2,186,856
Knowles Corp.*	71,114	1,282,185
NEXTracker, Inc., Class A*	7,742	290,170
Sanmina Corp.*	13,641	933,727
TTM Technologies, Inc.*	54,393	992,672
		6,451,021
Engineering & Construction — 1.9%
Arcosa, Inc.	19,118	1,811,621
Granite Construction, Inc.	13,874	1,099,931
		2,911,552
Entertainment — 1.0%
International Game Technology PLC	36,526	778,004
Red Rock Resorts, Inc., Class A	15,562	847,195
		1,625,199
Food — 1.5%
Cal-Maine Foods, Inc.	5,345	400,020
Krispy Kreme, Inc.	40,638	436,452
Lancaster Colony Corp.	2,625	463,496
The Simply Good Foods Co.*	15,326	532,885
Utz Brands, Inc.	23,713	419,720
		2,252,573
Gas — 1.0%
Chesapeake Utilities Corp.	5,139	638,110
ONE Gas, Inc.	11,439	851,290
		1,489,400
Healthcare Products — 2.2%
Enovis Corp.*	14,201	611,353
Globus Medical, Inc., Class A*	11,137	796,741
Integer Holdings Corp.*	6,148	799,240
Merit Medical Systems, Inc.*	7,159	707,524
QuidelOrtho Corp.*	12,283	560,105
		3,474,963
Healthcare Services — 0.9%
Acadia Healthcare Co., Inc.*	14,185	899,471
Surgery Partners, Inc.*	14,800	477,152
		1,376,623
Home Builders — 3.7%
Installed Building Products, Inc.	2,451	603,608
M/I Homes, Inc.*	9,533	1,633,575
Meritage Homes Corp.	12,345	2,531,589
Tri Pointe Homes, Inc.*	21,438	971,356
		5,740,128
	Number of Shares	Value†

Insurance — 4.7%
Abacus Life, Inc.*	63,022	$637,783
CNO Financial Group, Inc.	25,311	888,416
Kemper Corp.	22,260	1,363,425
MGIC Investment Corp.	55,681	1,425,433
Skyward Specialty Insurance Group, Inc.*	34,998	1,425,468
The Hanover Insurance Group, Inc.	7,170	1,061,949
TWFG, Inc.*	19,407	526,318
		7,328,792
Iron & Steel — 1.0%
Commercial Metals Co.	27,591	1,516,401
Leisure Time — 0.3%
Topgolf Callaway Brands Corp.*	46,572	511,361
Lodging — 1.0%
Travel + Leisure Co.	18,141	835,937
Wyndham Hotels & Resorts, Inc.	8,743	683,178
		1,519,115
Machinery — Construction & Mining — 0.6%
Terex Corp.	16,590	877,777
Machinery — Diversified — 1.4%
Gates Industrial Corp. PLC*	88,524	1,553,596
Ichor Holdings Ltd.*	17,300	550,313
		2,103,909
Media — 0.7%
Nexstar Media Group, Inc.	3,153	521,349
TEGNA, Inc.	32,703	516,053
		1,037,402
Metal Fabricate/Hardware — 1.3%
AZZ, Inc.	12,549	1,036,673
Standex International Corp.	5,640	1,030,879
		2,067,552
Mining — 0.5%
Constellium S.E.*	43,632	709,456
Miscellaneous Manufacturing — 0.9%
Enpro, Inc.	6,352	1,030,168
Federal Signal Corp.	3,366	314,586
		1,344,754
Oil & Gas — 4.4%
California Resources Corp.	9,388	492,588
Civitas Resources, Inc.	11,008	557,775
Delek US Holdings, Inc.	26,240	492,000
Gulfport Energy Corp.*	6,404	969,246
Magnolia Oil & Gas Corp., Class A	13,888	339,145
Murphy Oil Corp.	31,138	1,050,596
Noble Corp. PLC	18,090	653,773
Patterson-UTI Energy, Inc.	101,575	777,049
PBF Energy, Inc., Class A	14,001	433,331

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
SM Energy Co.	27,761	$1,109,607
		6,875,110
Oil & Gas Services — 1.3%
Archrock, Inc.	20,020	405,205
Atlas Energy Solutions, Inc.	17,838	388,868
Kodiak Gas Services, Inc.	33,082	959,378
Tidewater, Inc.*	3,010	216,088
		1,969,539
Packaging and Containers — 0.7%
Greif, Inc., Class A	10,299	645,336
O-I Glass, Inc.*	37,319	489,625
		1,134,961
Pharmaceuticals — 0.5%
Agios Pharmaceuticals, Inc.*	6,652	295,548
Alkermes PLC*	12,981	363,338
Madrigal Pharmaceuticals, Inc.*	589	124,998
		783,884
Real Estate — 1.4%
Cushman & Wakefield PLC*	43,998	599,693
Newmark Group, Inc., Class A	99,999	1,552,984
		2,152,677
Retail — 4.7%
AutoNation, Inc.*	2,593	463,939
Beacon Roofing Supply, Inc.*	12,801	1,106,390
First Watch Restaurant Group, Inc.*	18,996	296,338
FirstCash Holdings, Inc.	6,891	791,087
Foot Locker, Inc.	33,814	873,754
Group 1 Automotive, Inc.	3,908	1,496,920
La-Z-Boy, Inc.	18,099	776,990
Ollie's Bargain Outlet Holdings, Inc.*	5,124	498,053
Patrick Industries, Inc.	6,672	949,893
		7,253,364
Savings & Loans — 1.5%
Banc of California, Inc.	79,925	1,177,295
Pacific Premier Bancorp, Inc.	45,245	1,138,364
		2,315,659
Semiconductors — 1.9%
Ambarella, Inc.*	5,649	318,632
Axcelis Technologies, Inc.*	4,894	513,136
Cohu, Inc.*	15,050	386,785
Semtech Corp.*	29,045	1,326,195
Synaptics, Inc.*	4,095	317,690
		2,862,438
Software — 0.2%
Smartsheet, Inc., Class A*	5,991	331,662
Telecommunications — 0.2%
Telephone and Data Systems, Inc.	12,042	279,977
Transportation — 1.5%
DHT Holdings, Inc.	58,880	649,446
	Number of Shares	Value†

Transportation — (continued)
Dorian LPG Ltd.	11,089	$381,683
Marten Transport Ltd.	30,693	543,266
Scorpio Tankers, Inc.	11,452	816,528
		2,390,923
TOTAL COMMON STOCKS (Cost $124,669,650)		141,083,596

REAL ESTATE INVESTMENT TRUSTS — 8.6%
Apartments — 0.9%
Independence Realty Trust, Inc.	66,248	1,358,084
Hotels & Resorts — 1.6%
Apple Hospitality REIT, Inc.	75,919	1,127,397
Pebblebrook Hotel Trust	26,224	346,943
RLJ Lodging Trust	113,959	1,046,144
		2,520,484
Industrial — 1.9%
STAG lndustrial, Inc.	41,580	1,625,362
Terreno Realty Corp.	19,886	1,328,982
		2,954,344
Mortgage Banks — 0.9%
Ladder Capital Corp.	72,212	837,659
Redwood Trust, Inc.	77,755	601,046
		1,438,705
Office Property — 0.6%
Cousins Properties, Inc.	30,300	893,244
Single Tenant — 0.6%
Agree Realty Corp.	11,579	872,246
Strip Centers — 2.1%
Acadia Realty Trust	52,446	1,231,432
SITE Centers Corp.	33,732	2,040,786
		3,272,218
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,931,725)		13,309,325

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $1,113,039)	1,113,039	1,113,039
TOTAL INVESTMENTS — 100.7% (Cost $138,714,414)		$155,505,960
Other Assets & Liabilities — (0.7)%		(1,071,762)
TOTAL NET ASSETS — 100.0%		$154,434,198

†	See Security Valuation Note in the most recent semi-annual or annual report.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Value Fund
*	Non-income producing security.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.E.— Societas Europaea.
4